Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 34,713	$ 33,362
Less accumulated depreciation	(22,311)	(21,245)
Net premises and equipment	12,402	12,117
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,297	17,839
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,220	13,359
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,196	$ 2,164